Goodwill and Intangible Assets - Additional Information (Detail) CAD in Millions, $ in Millions	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD
Schedule Of Goodwill And Intangible Assets [Line Items]
Goodwill, purchase price allocation | $		$ 147
Finite-Lived Intangible Assets, Net, Total	CAD 12		CAD 12	CAD 15